SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Initial Public Offering

On May 19, 2022, the Company closed its IPO of 4,250,000 Common Shares at a public offering price of $4.00 per share for gross proceeds of $17.0 million. The total net proceeds to the Company from the IPO, after deducting discounts, expense allowance, and expenses, were approximately $14.3 million. Pursuant to the terms and conditions of the Underwriting Agreement, the Underwriters may exercise an overallotment option to purchase all or any part of an additional 637,500 Common Shares at $4.00 per Common Share by July 5, 2022. As of the reporting date, no such option has been exercised. At the closing of the Offering, the Company deposited $500,000 from the proceeds of the Offering into an escrow account for the purpose of covering potential claims against the Underwriters, pursuant to the indemnification provisions of the Underwriting Agreement. Following the closing of the Offering, the Company has a total of 39,250,000 Common Shares issued and outstanding. In connection with the offering, the Company’s common shares began trading on the NASDAQ under the symbol “VEDU.”

Acquisition of Moatfield Property

On May 19, 2021, the Company entered into a purchase agreement to purchase two office buildings with a total floor area of 433,000 square feet at 95-105 Moatfield Drive, Toronto, for a total price of $73.2 million (C$93.3 million). The Company agreed to pay a first deposit of $1.6 million (C$2 million) at agreement signing, a second deposit of $0.8 million (C$1 million) on October 8, 2021, a third deposit of $2.4 million (C$3 million) on November 9, 2021, and a fourth deposit of $2.4 million (C$3 million) with 15 business days prior to the closing date, which was agreed as March 31, 2022. The Company has made these 4 deposits totaling of $7.2 million (C$9.0 million) on time.

On March 31, 2022, the Company entered into an amendment with the vendor to amend the closing date to May 26, 2022 or such other date as the vendor and the Company may agree in writing. Pursuant to the amended agreement, the Company made the fifth deposit of $1.44 million (C$1.8 million) on April 4, 2022.

On May 25, June 10, and July 15, 2022, the Company entered into the sixth, seventh and eighth amendments to the Moatfield Drive Purchase Agreement. Pursuant to these amendments, the Company paid a sixth deposit of approximately $4.8 million (C$6 million) on May 25, 2022, a seventh deposit of $0.8 million (C$1 million) on June 17, 2022, and an eighth deposit of $0.8 million (C$1 million) on July 15, 2022. The closing date has been postponed to August 18, 2022. If the purchase is not completed as a result of the default of the Company, the total deposits of $15.04 million (C$18.8 million) is not refundable and will be forfeited.

On November 9, 2021, Ms. Fan Zhou loaned the Company $5.25 million (C$6.56 million) in total as the down payments for the purchase of these two buildings. Such loan is interest free and payable on demand.

On March 9, 2022, Ms. Fan Zhou loaned the Company $1.7 million (C$2.12 million) for the purchase of these two buildings. Such loan has a term of one-year, non-interest bearing, and the Company has an option to renew for one year from the due date.

On April 3, 2022, Ms. Fan Zhou loaned additional $1.44 million (C$1.8 million) to the Company for the purchase of these two buildings. Such loan has a term of one-year, non-interest bearing, and the Company has an option to renew for one year from the due date.

On May 25, 2022, Ms. Fan Zhou loaned additional $4.8 million (C$6.0 million) to the Company for the purchase of these two buildings. Such loan has a term of one-year, non-interest bearing, and the Company has an option to renew for one year from the due date.

On July 15, 2022, Ms. Fan Zhou further loaned $0.8 million (C$1.0 million) to the Company for the purchase of these two buildings. Such loan has a term of one-year, non-interest bearing, and the Company has an option to renew for one year from the due date.

On July 18, 2022, Ms. Fan Zhou loaned additional $2.96 million (C$3.7 million) to the Company to pay the deposits for the purchase of these two buildings. The loan has a term of one-year, non-interest bearing, and the Company has an option to renew for one year from the due date.

Subsequent to the year end, the Company also made repayment of totaling $12.55 million (C$15.68 million) for the loans borrowed from Ms. Fan Zhou on November 9, 2021, March 9, 2022, May 25, 2022 and July 15, 2022, in relation to the purchase of these two buildings.

Ms. Fan Zhou has agreed to assume all the losses personally and repay the Company for any loss in connection with the purchase of these two office buildings if the Company fails to close the transaction and forfeits the deposits.

New Subsidiary

On April 28, 2022, Ms. Fan Zhou incorporated 13995191 Canada Inc. and on May 20, 2022, the shares were transferred to the Company. As the result, 13995191 Canada Inc. becomes the wholly owned subsidiary of the Company. The purpose of incorporating 13995191 Canada Inc. is to hold the two office buildings at 95-105 Moatfield Drive, Toronto, pursuant to the purchase agreement signed on May 19, 2021. The expected closing date is August 18, 2022.

Credit Facility Agreement

On June 24, 2022, 13995191 Canada Inc. obtained a credit facility as a commercial mortgage loan from Bank of China (Canada) of approximately $48.0 million (C$ 60.0 million) for the purpose of financing the purchase of two office buildings at 95-105 Moatfield Drive, Toronto. The credit facility will be effective upon the closing of the two buildings. The loan has a term of two years with floating interest rate of current Bank of Canada (Canada)’s prime lending rate (3.7%) plus 1.0%. An upfront fee of $96,036 (C$ 120,000) which is 0.2% of loan amount will be deducted from the loan amount on the closing date. The loan is guaranteed by the Company. Mr. Fan Zhou also provides personal guarantee for 100% of the loan amount.

Max the Mutt Animation

On June 24, 2022, pursuant to the agreement signed on December 19, 2020 and the amended agreement signed on February 28, 2022, Farvision Education paid the first deferred purchase payment of $80,030 (C$100,000) to exchange 10% of the purchased share. After this payment and share transfer, Farvision Education owns 80% of the total issued and outstanding shares of MTM Animation.

Acquisition of Griggs International Academy China Co. Ltd.

On July 14, 2022, the Company entered into a Capital Increase and Share Expansion Agreement (the “Contribution Agreement”) with Griggs International Academy China Co. Ltd. (“Griggs China”), a Hong Kong private consulting and investment holding company offering United States K-12 diploma programs and services of Griggs International Academy USA at four locations in China.. Pursuant to the Contribution Agreement, the Company has agreed to invest $900,000 in Griggs China in exchange for 9,000 newly issued shares of Griggs China, which will equal 90% of issued and outstanding shares of Griggs China. This transaction was closed on July 29, 2022.

On July 19, 2022, the Company further signed a purchase agreement with the two Griggs Shareholders to purchase their 1,000 shares for a total consideration of $50,000. The two Griggs Shareholders will retain 10% of the dividend rights of the Company’s Griggs Program in exchange for the sale of their ordinary shares, and the Company guarantees to pay an annual minimum of $20,000 and $10,000, respectively, to two Griggs Shareholders as a retainer if no dividend is to be declared. The payment of the retainer commences September 1, 2022 and remains in effect until August 31, 2032. After completing this transaction, the Company will own 100% of Griggs China.

Termination of the Acquisitions on Toronto High School

On November 1, 2020, Farvision Education entered into an acquisition agreement with the original shareholder of Toronto High School Inc. (“Toronto High School”), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education will acquire 80% of the equity interests of Toronto High School for a total consideration of $188,374 (C$240,000). Farvision Education paid an acquisition deposit of $125,584 (C$160,000) upon signing the agreement. On July 19, 2022, the Board of the Company made the decision to terminate this acquisition. The acquisition deposit was returned to the Company.

Divestiture of Three Subsidiaries

On July 26, 2022, in order to better use the capital raised in connection with the IPO, improve the efficiency of the operations, streamline the business lines to focus on its core education sector, and optimize the structure of the vocational educational business, the Board of the Company approved to divest its three subsidiaries: Visionary Immigration, Farvision HR, and Princeton Education. The divestiture of these three subsidiaries does not represent a strategic shift of the Company and has no major effect on the Company’s operations and financial results.